CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION (UNAUDITED) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022 [1]
Non-current assets
Property, plant and equipment	$ 1,868,456	$ 2,075,441
Right of use assets	902,589	965,019
Goodwill	664,450	763,388
Other intangible assets	973,056	1,049,103
Fair value through other comprehensive income financial assets	11	10
Deferred income tax assets	59,250	78,369
Derivative financial instrument assets	7,232	6,121
Trade and other receivables	131,119	130,347
Non-current assets	4,606,163	5,067,798
Current assets
Inventories	32,625	74,216
Income tax receivable	2,187	1,174
Trade and other receivables	610,319	663,467
Cash and cash equivalents	433,048	514,078
Current assets	1,078,179	1,252,935
Total assets	5,684,342	6,320,733
Current liabilities
Trade and other payables	520,612	669,149
Provisions for other liabilities and charges	295	483
Derivative financial instrument liabilities	50,051	1,393
Income tax payable	59,443	70,008
Borrowings	437,337	438,114
Lease liabilities	88,321	87,240
Current liabilities	1,156,059	1,266,387
Non-current liabilities
Trade and other payables	2,320	1,459
Borrowings	3,028,771	2,906,288
Lease liabilities	504,118	518,318
Provisions for other liabilities and charges	87,739	84,533
Deferred income tax liabilities	154,588	183,518
Non-current liabilities	3,777,536	3,694,116
Total liabilities	4,933,595	4,960,503
EQUITY
Stated capital	5,401,385	5,311,953
Accumulated losses	(4,550,933)	(3,317,652)
Other reserves	(336,153)	(861,271)
Equity attributable to owners of the Company	514,299	1,133,030
Non-controlling interest	236,448	227,200
Total equity	750,747	1,360,230
Total liabilities and equity	$ 5,684,342	$ 6,320,733

[1]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.